RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the standard option pricing model. Based on management’s evaluation, the Company’s audit committee concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The following table summarizes the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 2, 2020 (audited)
Warrant Liability	$—	$28,860,000	$28,860,000
Common Shares Subject to Possible Redemption	443,244,970	(28,860,000)	414,384,970
Class A Common Shares	168	288	456
Additional Paid-in Capital	5,000,853	1,015,507	6,016,360
Accumulated Deficit	(2,163)	(1,015,795)	(1,017,958)
Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$65,646,664	$65,646,664
Common Shares Subject to Possible Redemption	442,135,795	(65,646,665)	376,489,130
Class A Common Shares	179	656	835
Additional Paid-in Capital	6,110,017	37,801,804	43,911,821
Accumulated Deficit	(1,111,338)	(37,802,459)	(38,913,797)
Shareholders’ Equity	5,000,008	1	5,000,009
Period from July 8, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(36,786,664)	$(36,786,664)
Offering costs allocated to warrant liability	—	(1,015,795)	(1,015,795)
Net loss	(1,111,338)	(37,802,459)	(38,913,797)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	44,324,497	(2,886,000)	41,438,497
Basic and diluted net loss per common share, common stock subject to possible redemption	—	—	—
Basic and diluted weighted average shares outstanding, non-redeemable common stock	11,775,126	1,613,292	13,388,418
Basic and diluted net loss per common share, non-redeemable common stock	(0.09)	(2.82)	(2.91)
Statement of cash flows for the period from July 8, 2020 (inception) through December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(1,111,338)	$(37,802,459)	$(38,913,797)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	36,786,664	36,786,664
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	—	28,860,000	28,860,000
Statement of changes in stockholders’ equity for the period from July 8, 2020 (inception) through December 31, 2020
Class A common stock:
Shares of Class A common stock subject to possible redemption	(44,213,441)	6,564,646	(37,648,795)
Class A common stock subject to possible redemption	$(4,421)	$656	$(3,765)
Additional Paid-in Capital:
Sale of 46,000,000 Units, net of underwriting discounts	434,217,541	(16,924,205)	417,293,336
Contribution in excess of fair value of Private Placement Warrants	—	3,080,000	3,080,000
Sale of 9,333,333 Private Placement Warrants	14,000,000	(14,000,000)	—
Class A common stock subject to possible redemption	(442,131,374)	65,646,009	(376,485,365)
Accumulated Deficit:
Net loss	(1,111,338)	(37,802,459)	(38,913,797)
Total Stockholders’ Equity:
Sale of 46,000,000 Units, net of underwriting discounts	434,222,141	(16,924,205)	417,297,936
Contribution in excess of fair value of Private Placement Warrants	—	3,080,000	3,080,000
Sale of 9,333,333 Private Placement Warrants	14,000,000	(14,000,000)	—
Class A common stock subject to possible redemption	(442,135,795)	65,646,665	(376,489,130)
Net loss	(1,111,338)	(37,802,459)	(38,913,797)